Offsetting of Financial Assets and Liabilities - Summary of Offsetting of Financial Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	¥ 45,561,252	¥ 35,284,514
Financial assets, Gross amounts offset in statement of financial position	(9,999,410)	(4,895,489)
Financial assets, Net amounts presented in statement of financial position	35,561,842	30,389,025
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(31,367,727)	(27,389,214)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(1,491,269)	(800,137)
Financial assets, Net amounts	2,702,846	2,199,674
Financial liabilities, Gross amounts of recognized financial assets and liabilities	45,682,412	42,027,829
Financial liabilities, Gross amounts offset in statement of financial position	(10,033,412)	(4,933,470)
Financial liabilities, Net amounts presented in statement of financial position	35,649,000	37,094,359
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(30,180,180)	(33,127,437)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(1,127,588)	(921,921)
Financial liabilities, Net amounts	4,341,232	3,045,001
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	27,692,001	23,659,547
Financial assets, Gross amounts offset in statement of financial position	(2,223,259)	(1,583,538)
Financial assets, Net amounts presented in statement of financial position	25,468,742	22,076,009
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(25,157,046)	(21,842,958)
Financial assets, Net amounts	311,696	233,051
Derivative financial assets [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	17,869,251	11,624,967
Financial assets, Gross amounts offset in statement of financial position	(7,776,151)	(3,311,951)
Financial assets, Net amounts presented in statement of financial position	10,093,100	8,313,016
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(6,210,681)	(5,546,256)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(1,491,269)	(800,137)
Financial assets, Net amounts	2,391,150	1,966,623
Repurchase agreements and cash collateral on securities lent [Member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	26,399,815	29,374,639
Financial liabilities, Gross amounts offset in statement of financial position	(2,223,259)	(1,583,538)
Financial liabilities, Net amounts presented in statement of financial position	24,176,556	27,791,101
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(24,081,418)	(27,603,758)
Financial liabilities, Net amounts	95,138	187,343
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	19,282,597	12,653,190
Financial liabilities, Gross amounts offset in statement of financial position	(7,810,153)	(3,349,932)
Financial liabilities, Net amounts presented in statement of financial position	11,472,444	9,303,258
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(6,098,762)	(5,523,679)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(1,127,588)	(921,921)
Financial liabilities, Net amounts	¥ 4,246,094	¥ 2,857,658